SUBSEQUENT EVENTS (Detail Textuals)						1 Months Ended										3 Months Ended			9 Months Ended		12 Months Ended
	Jan. 09, 2018 shares	Dec. 18, 2017 shares	Sep. 06, 2017 USD ($)	Aug. 09, 2016 USD ($) shares	Aug. 14, 2015 shares	Oct. 17, 2017 shares	Mar. 20, 2017 USD ($) $ / shares shares	Mar. 15, 2017 USD ($) Investor $ / shares shares	Jan. 17, 2017 USD ($) $ / shares shares	Jan. 16, 2017 USD ($) $ / shares shares	Oct. 20, 2016 USD ($) shares	Sep. 26, 2016 USD ($)	Jul. 19, 2016 USD ($) shares	Apr. 18, 2016 USD ($) shares	Jan. 17, 2016 USD ($) shares	Sep. 30, 2017 USD ($)	Mar. 24, 2017 USD ($)	Mar. 20, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 03, 2017 USD ($)
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares					166,560
Common Shares issued for services																			$ 566,930		$ 465,424	$ 528,227
Accrued interest																$ 5,545			11,874
Principal amount																					6,130
Repayments of note payable																			$ 230,526	$ 4,539	$ 208,223	2,838
Stated interest rate																10.25%			10.25%		10.25%
Proceeds from notes payable																					$ 675,000	$ 36,100
Chuck Rifici Holdings Inc [Member]
Subsequent Event [Line Items]
Number of common stock issued on conversion | shares							333,333
Principle and interest amount settled							$ 269,498
Repayments of note payable							$ 252,917					$ 204,000
Original issue discount percentage												10.00%
Proceeds from notes payable												$ 225,500
Alamo Cbd Llc [Member]
Subsequent Event [Line Items]
Proceeds from notes payable			$ 1,440,961
Director Agreement [Member] | Pawel Hardej [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares				20,820						145,740
Common Shares issued for services				$ 13,512
Director Agreement [Member] | John Zimmerman [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares										41,640	20,820		20,820	20,820	20,820
Common Shares issued for services											$ 9,577		$ 14,366	$ 9,369	$ 9,369
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock issued on conversion | shares	899,685	516,648				329,670
Subsequent Event [Member] | Convertible Series A Preferred Stock
Subsequent Event [Line Items]
Shares issued price per share (in dollars per share) | $ / shares							$ 0.30											$ 0.30
Preferred convertible stock shares issued upon conversion | shares							250,000											250,000
Number of common stock issued on conversion | shares																		416,667
Subsequent Event [Member] | Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | October Nineteen Two Thousand Sixteen [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares																		333,333
Common Shares issued for services																		$ 100,000
Shares issued price per share (in dollars per share) | $ / shares							$ 0.30											$ 0.30
Principle and interest amount settled																		$ 177,604
Percentage multiplied by principal and accrued interest																		125.00%
Accrued interest																		$ 4,583
Principal amount																		137,500
Repayments of note payable																		77,604
Subsequent Event [Member] | Firstfire Global Opportunities Fund, Llc, And Rockwell Capital Partners Inc [Member] | December Fourteen Two Thousand Sixteen [Member]
Subsequent Event [Line Items]
Principle and interest amount settled																		$ 175,313
Percentage multiplied by principal and accrued interest																		125.00%
Accrued interest																		$ 2,750
Principal amount																		137,500
Repayments of note payable																		175,313
Subsequent Event [Member] | Chuck Rifici Holdings Inc [Member]
Subsequent Event [Line Items]
Principle and interest amount settled																		$ 269,498
Percentage multiplied by principal and accrued interest																		115.00%
Accrued interest																		$ 8,846
Principal amount																		225,500
Repayments of note payable																		$ 269,498
Subsequent Event [Member] | Tangiers Global, Llc [Member]
Subsequent Event [Line Items]
Principal amount																	$ 550,000
Repayments of note payable																	$ 250,000
Stated interest rate																	8.00%
Original issue discount percentage																	10.00%
Proceeds from notes payable																	$ 275,000
Subsequent Event [Member] | U S Accredited Investors [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares								2,060,000
Common Shares issued for services								$ 824,000
Shares issued price per share (in dollars per share) | $ / shares								$ 0.40
Number of U.S. accredited investors | Investor								17
Subsequent Event [Member] | Director Agreement [Member] | Pawel Hardej [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares										145,740
Common Shares issued for services										$ 64,126
Shares issued price per share (in dollars per share) | $ / shares										$ 0.44
Subsequent Event [Member] | Director Agreement [Member] | John Choo [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares										62,460
Common Shares issued for services										$ 27,482
Shares issued price per share (in dollars per share) | $ / shares										$ 0.44
Subsequent Event [Member] | Director Agreement [Member] | John Zimmerman [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares										41,640
Common Shares issued for services										$ 18,322
Shares issued price per share (in dollars per share) | $ / shares										$ 0.44
Subsequent Event [Member] | Consulting And Road Show Services Agreement [Member] | Lyons Capital, Llc [Member]
Subsequent Event [Line Items]
Common Shares issued for services (in shares) | shares									800,000
Common Shares issued for services									$ 352,000
Shares issued price per share (in dollars per share) | $ / shares									$ 0.44
Subsequent Event [Member] | Binding Letter Of Intent [Member] | Alamo Cbd Llc [Member]
Subsequent Event [Line Items]
Capital raise to pay off existing debt																							$ 1,000,000